Trade and Other Receivables - Current contract assets and other receivable (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables
Advance payments			€ 7	€ 6
Finance costs from sale of receivables			14	31	€ 25
Volume of invoices sold without recourse to various financial institutions which would not have been collected			€ 325	€ 312
Biotek America LLC
Trade and Other Receivables
Proportion of ownership interest in joint arrangement	75.00%	75.00%
Biotest AG
Trade and Other Receivables
Performance obligation, Maximum fulfillment period			12 months
Minimum
Trade and Other Receivables
Receivables due date, Number of days			60 days
Rate of advanced collection of nominal amounts, sale of receivables arrangement			70.00%	70.00%	70.00%
Rate of insolvency risk coverage on the factor side, sale of receivables arrangement			90.00%	90.00%	90.00%
Maximum
Trade and Other Receivables
Receivables due date, Number of days			120 days
Rate of advanced collection of nominal amounts, sale of receivables arrangement			100.00%	100.00%	100.00%
Rate of insolvency risk coverage on the factor side, sale of receivables arrangement			100.00%	100.00%	100.00%